Supplemental Oil and Gas Reserve Information (Unaudited) (Changes in Standardized Measure of Discounted Future Net Cash Flows) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance beginning of year	$ 8,769,970	$ 62,703,851
Sales, net of production costs	199,531	(491,055)
Net change in pricing and production costs	(2,012,883)	(51,184,718)
Net change in future estimated development costs	(1,198,430)	7,834,840
Purchase of minerals in place	0	0
Extensions and discoveries	0	0
Sale of minerals in place	0	(2,746,550)
Revisions	(4,538,106)	(8,448,569)
Accretion of discount	2,217,015	16,770,190
Change in income tax		(15,668,019)
Balance end of year	$ 3,437,030	$ 8,769,970